Deutsche Asset
& Wealth Management
                                                                       [DB Logo]


Summary Prospectus | October 1, 2014



Deutsche Floating Rate Fund

(formerly DWS Floating Rate Fund)





 CLASS/Ticker    A   DFRAX    C   DFRCX    R6   DFRRX    INST   DFRTX    S   DFRPX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated October 1, 2014, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide high current income.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 12) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          C      R6    INST      S
                                     ----------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            2.75     None     None    None    None
------------------------------------      ----     --       ------  ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds     None     1.00       None    None    None
------------------------------------    ------   ----       ------  ------  ---
Account Maintenance Fee (annually,
for fund account balances below
$10,000 and subject to certain
exceptions)                            $   20    $20        None    None    $20
------------------------------------   -------   ----       ------  ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                           A          C          R6        INST           S
                                   ---------  ---------  ----------  ----------  ----------
Management fee                         0.63       0.63       0.63        0.63        0.63
----------------------------------     ----       ----       ----        ----        ----
Distribution/service (12b-1) fees      0.24       1.00      None        None        None
----------------------------------     ----       ----      -----       -----       -----
Other expenses1                        0.27       0.26       0.17        0.22        0.39
----------------------------------     ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               1.14       1.89       0.80        0.85        1.02
----------------------------------     ----       ----      -----       -----       -----
Fee waiver/expense reimbursement       0.09       0.09       0.00        0.05        0.12
----------------------------------     ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT                          1.05       1.80       0.80        0.80        0.90
----------------------------------     ----       ----      -----       -----       -----

(1) "Other expenses" for Class R6 are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2015 to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 1.05%, 1.80%, 0.80% and 0.90% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, C, Institutional and S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C      R6      INST         S
-------  --------  --------  ------  --------  --------
1        $ 379     $ 283     $82     $  82     $  92
--       -----     -----     ---     -----     -----
3          619       585     255       266       313
--       -----     -----     ---     -----     -----
5          877     1,013     444       466       552
--       -----     -----     ---     -----     -----
10       1,615     2,204     990     1,044     1,237
--       -----     -----     ---     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C      R6      INST         S
-------  --------  --------  ------  --------  --------
1        $ 379     $ 183     $82     $  82     $  92
--       -----     -----     ---     -----     -----
3          619       585     255       266       313
--       -----     -----     ---     -----     -----
5          877     1,013     444       466       552
--       -----     -----     ---     -----     -----
10       1,615     2,204     990     1,044     1,237
--       -----     -----     ---     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2014: 76%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal market conditions, the fund invests at least 80% of its total assets in adjustable rate loans that have a senior right to payment ("senior loans") and other floating rate debt securities. The fund may also borrow money in an amount up to 33 1-3% of the fund's total assets for a range of purposes, including to create investment leverage.


Senior loans typically are of below-investment-grade quality and, compared to investment grade loans, may pay higher yields and have higher volatility and higher risk of default on payments of interest or principal. The fund invests in senior loans that may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national exchange.


The fund may invest assets in senior loans that are not secured by collateral. Such unsecured senior loans involve a greater risk of loss.


In addition to investments in US-dollar denominated loans of US companies, investments may include US-dollar denominated loans of non-US companies and non-US dollar denominated loans of both US and non-US companies. The fund may acquire senior loans of borrowers engaged in any industry, but will invest no more than 25% of its total assets in senior loans of borrowers and securities of issuers in any one industry. The fund does not have a targeted maturity range for its portfolio.


Under normal market conditions, up to 20% of the fund's total assets may be held in cash and other investments, including, but not limited to, fixed-rate debt obligations, short- to medium-term notes, high-yield securities, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below, commonly referred to as "junk" bonds), equity securities, hybrid and synthetic loans, collateralized loan obligations, and asset backed securities.


MANAGEMENT PROCESS. Portfolio management focuses on cash flow and total return analysis, and diversification among sectors, industries and individual issuers. Portfolio management uses an active process, which emphasizes relative value and total return, using intensive research to seek to identify stable to improving credit situations that may provide yield compensation for the risk of owning below-investment-grade floating-rate (and other) investments.


The investment process primarily involves a bottom-up approach using relative value and fundamental analysis to seek to select the best investments within each industry, and a top-down approach to assess the overall risk and return in the market and which considers macro trends in the economy.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


When purchasing senior loans, the fund faces the risk that the creditworthiness of the borrower may decline, causing the value of the fund's interest in a loan to decline. In addition, a borrower may not be able to make timely payments on the interest and principal on the debt obligations it has outstanding. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. Senior loans and other floating rate debt securities that are below investment grade are considered speculative because of the credit risk of the borrowers. Such borrowers may be more likely to default on payments of interest and principal in response to changes in economic conditions or circumstances. The value of senior loans made to such borrowers is likely to be more sensitive to adverse news about the borrower, markets or economy. The amount of public information available with respect to senior loans may be less extensive than that available for registered or exchange listed securities.



                                       2
                                                     Deutsche Floating Rate Fund


                                              SUMMARY PROSPECTUS October 1, 2014

MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. In addition, an increase in demand for floating rate loans may adversely affect the rate of interest payable on loans acquired by the fund, thus reducing fund returns. During periods of limited supply of senior loans, the fund's yield may be lower. Because the fund invests heavily in one category of loans, market risk is more pronounced for the fund than for funds that invest in a more diverse set of securities.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the effective duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Senior loans typically have adjustable interest rates. As a result, it is expected that the value of senior loans held by the fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities. This could result in less volatility than would be expected for a fund that invests primarily in fixed-rate debt securities. However, because floating rates on senior loans only reset periodically, changes in prevailing interest rates may cause a fluctuation in the fund's value. In addition, extreme increases in prevailing interest rates may cause an increase in senior loan defaults, which may cause a further decline in the fund's value. Finally, a decrease in interest rates could adversely affect the income earned by the fund from its senior loans.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.


BORROWING RISK. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Class R6 is a new class of shares and therefore does not have a full calendar year of performance available. Class R6 shares are invested in the same portfolio of securities as Class A and would have had similar performance. Performance would differ only to the extent that Class R6 and Class A do not have the same fees and expenses.



                                       3
                                                     Deutsche Floating Rate Fund


                                              SUMMARY PROSPECTUS October 1, 2014

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]




  2004   2005   2006   2007    2008       2009       2010       2011      2012      2013
                               -28.06     46.46      10.07      0.91      8.58      4.86





                    RETURNS    PERIOD ENDING
 BEST QUARTER      19.06%      June 30, 2009
 WORST QUARTER     -22.22%     December 31, 2008
 YEAR-TO-DATE       1.80%      June 30, 2014

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2013 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison began on June 30, 2007.



                                 CLASS          1           5       SINCE
                             INCEPTION       YEAR       YEARS   INCEPTION
                           -----------  ---------  ----------  ----------
CLASS A before tax         6/29/2007        1.98       12.49       3.80
-------------------------  ---------        ----       -----       ----
  After tax on distribu-
  tions                                     0.52       10.61       2.00
  After tax on distribu-
  tions and sale of fund
  shares                                    1.27        9.74       2.14
-------------------------  ---------        ----       -----       ----
CLASS C before tax         6/29/2007        4.09       12.41       3.54
-------------------------  ---------        ----       -----       ----
INST CLASS before tax      6/29/2007        5.20       13.45       4.52
-------------------------  ---------        ----       -----       ----
CLASS S before tax         6/29/2007        5.15       13.37       4.44
-------------------------  ---------        ----       -----       ----
S&P/LSTA LEVERAGED
LOAN INDEX (reflects no
deduction for fees,
expenses or taxes)                          5.29       14.37       4.94
-------------------------  ---------        ----       -----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

JAMES T. ANDERSON, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2007.


ERIC S. MEYER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2007.


PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                               AUTOMATIC
                                             UGMAS/           INVESTMENT
                  NON-IRA            IRAS     UTMAS                PLANS
        -----------------  --------------  --------  -------------------
A C         1,000                 500       1,000             500
------      -----                 ---       -----             ---
R6             None             None        None             None
--          -----               -----       -----            ----
INST    1,000,000                N/A         N/A             N/A
--      ---------               -----       -----            ----
S           2,500               1,000       1,000           1,000
--      ---------               -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares and R6 shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset & Wealth Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset & Wealth Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset & Wealth Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset & Wealth Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class R6 shares are generally available only to certain retirement plans. If your plan sponsor has selected Class R6 shares as an investment option, you may purchase Class R6 shares through your securities dealer or any financial institution authorized to act as a shareholder service agent for your plan. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.



                                       4
                                                     Deutsche Floating Rate Fund


                                              SUMMARY PROSPECTUS October 1, 2014

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.


                                       5
                                                     Deutsche Floating Rate Fund
                                     SUMMARY PROSPECTUS October 1, 2014 DFRF-SUM